Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OCI before reclassifications	$ 245	$ (133)	$ (196)
Amounts reclassified from AOCI	14	93	10
OCI Balance	259	(40)	(186)
Cumulative tax impact	(11)	6	7
OCI Balance, net of tax	248	(34)	(179)
Balance	680	421	461	$ 647
Cumulative tax impact	43	54	48	41
Balance, net of tax	723	475	509	688
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
OCI before reclassifications	64	(43)	(83)
Amounts reclassified from AOCI		79	(1)
OCI Balance	64	36	(84)
Cumulative tax impact	(8)	(4)	4
OCI Balance, net of tax	56	32	(80)
Balance	61	(3)	(39)	45
Cumulative tax impact	(8)		4
Balance, net of tax	53	(3)	(35)	45
Accumulated Net Gains (Losses) on Available-for-Sale Securities [Member]
OCI before reclassifications		3	(2)
OCI Balance		3	(2)
OCI Balance, net of tax		3	(2)
Balance	1	1	(2)
Balance, net of tax	1	1	(2)
Accumulated Defined Benefit Plan Items [Member]
OCI before reclassifications	(22)	(58)	(24)
Amounts reclassified from AOCI	14	14	11
OCI Balance	(8)	(44)	(13)
Cumulative tax impact	(3)	10	3
OCI Balance, net of tax	(11)	(34)	(10)
Balance	(231)	(223)	(179)	(166)
Cumulative tax impact	51	54	44	41
Balance, net of tax	(180)	(169)	(135)	(125)
Foreign Currency Translation Adjustments ("CTA") [Member]
OCI before reclassifications	203	(35)	(87)
OCI Balance	203	(35)	(87)
OCI Balance, net of tax	203	(35)	(87)
Balance	849	646	681	768
Balance, net of tax	$ 849	$ 646	$ 681	$ 768